ACQUISITION OF EVOLUTION TECHNOLOGY SA (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition Of Evolution Technology SAAbstract
Schedule of Consideration paid
$
Consideration paid	605,764
Net change to non-controlling interest (26.25%/35%*$2,656,655)	1,992,491
Net change to AOCI (26.25%/35%*$192,974)	144,729
Increase in equity attributable to the Company	2,742,984